N-4	Mar. 28, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
Portfolio Company	Current Expenses
BlackRock Global Allocation V.I. Fund – Class III♦	1.01%

Portfolio Companies [Table Text Block]
Portfolio Company	Current Expenses
BlackRock Global Allocation V.I. Fund – Class III♦	1.01%

BlackRock Global Allocation V.I. Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund – Class III
Current Expenses [Percent]	1.01%